N-2	Feb. 26, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001995668
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-274888
Investment Company Act File Number	811-23905
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	3
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	NYLI MacKay Muni Income Opportunities Fund
Entity Address, Address Line One	51 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	576-7000
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Feb. 28, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (fees paid directly from your investment):

	Class I		Class A1		Class A2		Class A3
Maximum Initial Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	(1)	3.00%		None	(1)	None	(1)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or repurchase proceeds, whichever is lower)	None		1.00%	(2)	None		None
Dividend Reinvestment Fees	None		None		None		None
Repurchase Fee	None		None		None		None
Repurchase Fee (as a percentage of amount repurchased) (3)	2.00%		2.00%		2.00%		2.00%

(1)
While neither the Fund nor the Distributor impose an initial sales charge on Class I Shares, Class A2 Shares or Class A3 Shares, if you buy Class I Shares, Class A2 Shares or Class A3 Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.

(2)	Class A1 Shares purchased without a sales charge may be subject to a 1.00% contingent deferred sales charge if they are repurchased within 18 months of the date of purchase.
(3)
The Fund does not currently charge a repurchase fee, however, the Fund may, in the future, impose repurchase fees of up to 2.00% on Common Shares accepted for repurchase that have been held for less than one year.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Percentage of Net Assets Attributable to Common Shares (1)
	Class I	Class A1	Class A2	Class A3
Management Fees (2)	0.91%	0.91%	0.91%	0.91%
Distribution and Service (12b-1) Fees	None	0.50%	0.50%	0.75%
Interest Payments on Borrowed Funds (3)	0.70%	0.70%	0.70%	0.70%
Other Expenses (4)	0.54%	0.54%	0.60%	0.54%
Total Annual Fund Operating Expenses	2.15%	2.65%	2.71%	2.90%
Fees Waivers and/or Expense Reimbursements (5)	(0.40)%	(0.40)%	(0.46)%	(0.40)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (5)	1.75%	2.25%	2.25%	2.50%

(1)	Reflects current operating levels as percentages of net assets attributable to Common Shares as of October 31, 2025.
(2)
The management fee paid by the Fund is equal to an annual rate of 0.75% of the average daily value of the Fund’s Managed Assets (defined as total assets of the Fund, including assets attributable to any form of leverage, minus liabilities (other than debt representing leverage and the aggregate liquidation preference of any Preferred Shares that may be outstanding)). The management fee estimate in the table is greater than 0.75% since it is computed as a percentage of the Fund’s net assets for presentation therein.

(3)
Interest Payments on Borrowed Funds are estimated to reflect actual leverage outstanding as of October 31, 2025 and estimated interest and associated costs. Actual Interest Payments on Borrowed Funds incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to the Manager.

(4)	Other Expenses are estimated for the current fiscal year based on the Fund’s fees and expenses as of October 31, 2025.
(5)
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class I, 1.05%; Class A1, 1.55% Class A2, 1.55% and Class A3, 1.80%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year
terms unless New York Life Investment Management provides written notice of termination prior to the next term or upon approval of the Board.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
As required by relevant SEC regulations, the following example illustrates the expenses (including any applicable sales charges) that you would pay on a $1,000 investment in the Common Shares, assuming a 5% annual return
(1)
:

	Class I Shares	Class A1 Shares	Class A2 Shares	Class A3 Shares
1 Year	$18	$62	$23	$25
3 Years	$63	$106	$80	$86
5 Years	$112	$163	$139	$149
10 Years	$245	$317	$301	$320

(1)
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown
. The example assumes that the estimated Interest Payments on Borrowed Funds set forth in the Annual Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all periods shown, and that all dividends and distributions are reinvested at NAV. The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Class I, Class A1, Class A2 and Class A3 Shares of the Fund, which are not reflected in the example.

Purpose of Fee Table , Note [Text Block]	This table describes the combined fees and expenses of the Fund that you will incur if you buy and hold Common Shares in the Fund. This information is based on the Fund’s fees and expenses as of October 31, 2025, unless otherwise noted.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Transaction Fees, Note [Text Block]	The Fund does not currently charge a repurchase fee, however, the Fund may, in the future, impose repurchase fees of up to 2.00% on Common Shares accepted for repurchase that have been held for less than one year.
Other Expenses, Note [Text Block]	Other Expenses are estimated for the current fiscal year based on the Fund’s fees and expenses as of October 31, 2025.
Management Fee not based on Net Assets, Note [Text Block]	The management fee paid by the Fund is equal to an annual rate of 0.75% of the average daily value of the Fund’s Managed Assets (defined as total assets of the Fund, including assets attributable to any form of leverage, minus liabilities (other than debt representing leverage and the aggregate liquidation preference of any Preferred Shares that may be outstanding)). The management fee estimate in the table is greater than 0.75% since it is computed as a percentage of the Fund’s net assets for presentation therein.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund seeks current income exempt from regular federal income tax. However, there can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful. See “Principal Risks of the Fund.” The Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ prior written notice to shareholders.
Fund Strategies
The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of municipal securities and other related investments, the interest from which is exempt from federal income tax (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax).
Municipal bonds and other related investments include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt
obligations such as municipal notes and variable rate demand obligations. Issuers may be states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. The Fund may invest in TOB trusts and the residual interests therein.
Under normal market conditions, the Fund invests at least 50% of its Managed Assets in investment grade municipal bonds and related investments as rated by a NRSRO at the time of purchase (such as bonds rated
BBB-
or higher, or Baa3 or higher), or if unrated, determined to be of comparable quality by the Subadvisor. In addition, the Fund may invest up to 50% of its Managed Assets in municipal bonds and other related investments rated below investment grade by at least one NRSRO at the time of purchase or if unrated, determined to be of comparable quality by the Subadvisor (commonly known as “high-yield bonds” or “junk bonds”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Fund may invest in fixed income securities of any duration or maturity.
The Fund may invest more than 25% of its Managed Assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state).
In addition to other types of securities and investments described in this section, the Fund may invest up to 20% of its Managed Assets in securities, the income on which is subject to federal income tax, such as taxable municipal securities, corporate bonds and/or preferred stock. The Fund may invest without limit in debt instruments, the income on which is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers.
The Fund may also invest in privately issued securities, including direct loans to state and local governments, and municipalities. The Fund may invest in other registered investment companies, including closed-end
funds and exchange-traded funds that invest primarily in the types of debt instruments in which the Fund may invest directly, subject to the limitations of the 1940 Act. The Fund may invest in derivatives, such as futures, options and swap agreements, to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.
Investment Process:
The Subadvisor employs a research-driven, relative value approach to dynamically allocate the Fund’s investments across investment grade and high-yield municipal securities and other related investments in seeking to achieve the Fund’s investment objective. The Subadvisor may engage in various portfolio strategies to seek to achieve the Fund’s investment objective, to enhance the Fund’s investment return and to hedge the portfolio against adverse effects from movements in interest rates and in the securities markets.

The municipal securities market is highly fragmented and comparatively inefficient. The comparative inefficiency of the municipal securities market gives rise to numerous pricing anomalies and discrepancies of the type that “relative value” strategies seek to capture. The Subadvisor will utilize a variety of investment strategies directed at identifying and exploiting such anomalies and discrepancies. “Relative value” trading generally involves purchasing assets that satisfy the portfolio’s requirements but are less expensive than otherwise similar assets. The Subadvisor will trade opportunistically by taking advantage of its knowledge and experience in the municipal securities market in attempting to identify investments with superior risk-adjusted returns. The Fund also invests in taxable municipal instruments that produce income not exempt from U.S. federal income tax.
On an ongoing basis, the Subadvisor meets to discuss and, where necessary, make changes to the Fund’s portfolio allocations. Typically, the Subadvisor considers a number of factors including overall market conditions, and the economic, technical, fundamental and regulatory factors that influence the relative value of municipal securities. In addition to setting target guidelines with respect to yield curve positioning, quality distribution, sector weights, individual security exposures and leverage, the Subadvisor will establish the Fund’s target allocation between investment grade municipal securities and high-yield municipal securities. The asset allocation decision is based on the Subadvisor’s subjective assessment of the risk-adjusted expected returns of investment grade securities and high-yield municipal securities over the next twelve to eighteen months.
The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, ESG risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and therefore does not mean that any sectors, industries or individual securities are explicitly excluded from the Fund.
The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer’s financial condition.

Risk Factors [Table Text Block]
Principal Risks of the Fund
The NAV of the Common Shares will fluctuate with and be affected by, among other things, various principal risks of the Fund and its investments which are summarized below.
The Fund is a
non-diversified,
closed-end
management investment company that continuously offers its Common Shares and is operated as an interval fund. The Fund is not intended to be a complete investment program and,

due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s performance and the value of its investments will vary in response to changes in interest rates, inflation, the financial condition of a security’s issuer, ratings on a security, perceptions of the issuer, and other market factors. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.
The Fund is designed as a long-term investment vehicle and not as a trading tool. An investment in the Fund’s Common Shares should not constitute a complete investment program for any investor and involves a high degree of risk. The value of an investment in the Fund’s Common Shares could decline substantially and cause you to lose some or all of your investment. Before investing in the Fund’s Common Shares you should consider carefully the following principal risks of investing in the Fund. Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund.
Municipal Bond Risk:
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. Additional risks include:

•	General Obligation Bonds Risk —timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

•
Revenue Bonds (including Industrial Development Bonds) Risk
—timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

•
Private Activity Bonds Risk
—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

•
Moral Obligation Bonds Risk
—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

•
Municipal Notes Risk
—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

Municipalities may experience political, economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties as well as economic, regulatory or political developments in the municipal securities market and economic and societal events, such as infectious diseases and increased unemployment. Actions that municipalities may take in response to such events could result in disruption or reduced operations and productivity for businesses, thereby causing reduced tax revenues and increased budgetary pressures, which may adversely affect the issuer’s financial condition or ability to meet its financial obligations. Such events and uncertainties or developments could cause increased volatility and reduced liquidity in the municipal securities market and could negatively impact the Fund’s net asset value and/or the distributions paid by the Fund.
Certain of the issuers in which the Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades

To be tax exempt, municipal bonds must meet certain regulatory requirements. If a municipal bond fails to meet such requirements, the interest received by the Fund from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a municipal bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which would cause a portion of prior distributions made by the Fund to be taxable to shareholders in the year of receipt.
Municipal Bond Focus Risk:
From time to time the Fund may invest a substantial amount of its assets in municipal bonds on which interest is paid solely from revenues of similar projects. If the Fund focuses its investments in this manner, it assumes the legal and economic risks relating to such projects, which may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political or regulatory occurrences impacting these particular cities, states or regions.
Special Situations Municipal Securities Risk:
The availability of special situations municipal securities that present attractive investment opportunities has historically been sporadic and may in the future be rare or at times non-existent.
As such, the portion of the Fund’s assets invested in special situations municipal securities may fluctuate significantly over time according to the availability of attractive special situations municipal securities opportunities. At times when the portion of the Fund’s assets invested in special situations municipal securities is low, due to lack of availability of special situations municipal securities or otherwise, that low level exposure to such securities may impede the Fund’s ability to fully pursue its investment objective.
Special situations municipal securities present both unusual opportunities and challenges. The ability of the Fund to capitalize on its investments in special situations municipal securities will be dependent on several factors including, but not limited to, the Subadvisor’s ability (1) to select special situations municipal securities to invest in that have good prospects for improving their creditworthiness over time, or otherwise experiencing price improvement; (2) to manage the various special situations municipal securities’ credits through the recovery process, including work-outs, buyouts and bankruptcies; (3) to buy attractively-priced special situations municipal securities that have the potential to appreciate significantly in value or minimize losses, depending on market conditions; and (4) to liquidate its investments in special situations municipal securities, either by selling such securities to other investors at attractive prices, or by receiving cash, securities or other assets of value after and as a result of a work-out
or the issuer’s emergence from bankruptcy.
The Subadvisor’s ability to succeed in these efforts will require skills and techniques that are different from or in addition to the skills and techniques used by a typical municipal investment manager. There is no assurance that the Subadvisor will succeed in its efforts, or that market circumstances will end up being favorable to deriving outsized returns from investments in special situations municipal securities.
Interest Rate Risk:
Interest rate risk is the risk that the value of the Fund’s investments in fixed income or debt securities will change because of changes (or the anticipation of changes) in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. The Fund may be subject to heightened interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve adjusts a quantitative easing program and/or changes rates. Changing interest rates (or the expectation of such changes), including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.
Credit Risk:
Issuers of fixed income securities in which the Fund may invest may default, or may be in default at the time of purchase, on their obligations to pay principal or interest when due. This non-payment
would result in a reduction of income to the Fund, a reduction in the value of a fixed income security experiencing non-payment
and, potentially, a decrease in the NAV of the Fund. To the extent that the credit rating assigned to a fixed income security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.
Call Risk:
Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding debt securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a debt security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Issuer Risk:
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage or reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.
Market Risk:
Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors (including responses to government actions or interventions) for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased requests for repurchases of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Common Shares and adversely affect the Fund and its investments.
High-Yield Municipal Bond Risk:
 High-yield or
non-investment
grade municipal bonds (commonly referred to as “junk bonds”) may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such bonds at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.
Debt Securities Risk:
The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
Private Placement and Restricted Securities Risk:
The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.
Liquidity and Valuation Risk:
The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any repurchase or the number of shares an investor receives upon purchase. The Fund is subject to the risk that it could not meet repurchase requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. To meet repurchase requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s performance. These risks are heightened for fixed income instruments in a changing interest rate environment.
Variable Rate Demand Instruments Risk:
A variable rate demand instrument is generally subject to certain of the risks associated with debt securities. Variable rate demand instruments are also subject to potential delays between the instrument’s periodic interest rate reset and an intervening rise in general interest rates, which could adversely affect the Fund. In addition, these instruments are subject to the risk that, if not held to maturity, the Fund will be subject to the credit risk of any third party supporting or providing the instrument’s demand feature, as well as the risk that such third party’s obligations may terminate or that it may otherwise fail to meet such obligations.
Derivatives Risk:
Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument.

Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Fund’s investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Fund. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.
Other Investment Companies Risk:
The Fund may invest in securities of other investment companies, including other closed-end
or
open-end
investment companies (including ETFs). With respect to listed closed-end
funds and ETFs, the market value of their shares may differ from the NAV of the particular fund. To the extent the Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities. In addition, if the Fund invests in such investment companies or investment funds, the Fund’s shareholders will bear not only their proportionate share of the expenses of the Fund, but also will indirectly bear similar expenses of the underlying investment company. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein. The NAV and market value of leveraged shares will be more volatile and the yield to stockholders will tend to fluctuate more than the yield generated by unleveraged shares. Other investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in other investment companies, the Fund will be dependent upon the investment and research abilities of persons other than the Subadvisor.
Leverage Risk:
The use of leverage creates an opportunity for increased Common Share net investment income dividends, but also creates risks for the Common Shareholders. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The Fund will also have to pay interest on its borrowings, if any, which may reduce the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment. The Fund’s leveraging strategy may not be successful.
The Fund uses leverage through the use of proceeds received from TOB transactions.
If the Fund enters into a credit facility, the Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund would also likely have to indemnify the lenders under the credit facility against liabilities they may incur in connection therewith. In addition, the Fund expects that any credit facility would contain covenants that, among other things, likely would limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change certain of its investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. The Fund may be required to pledge its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses.
Although it does not currently contemplate doing so, the Fund may in the future issue Preferred Shares as a form of financial leverage. Any such Preferred Shares of the Fund would be senior to the Common Shares, such that holders of Preferred Shares would have priority over the distribution of the Fund’s assets, including dividends and liquidating distributions. If Preferred Shares are issued and outstanding, holders of the Preferred Shares would elect two trustees of the Fund, voting separately as a class.
The Fund anticipates that the money borrowed for investment purposes will pay interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money as reset periodically, the leverage may cause the Common Shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing return to the Common Shareholders. Recent developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to the Common Shareholders.
There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for common shareholders, including:

•	the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;

•
the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any other leverage that the Fund must pay will reduce the return to the Common Shareholders;

•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares;

•	when the Fund uses leverage, the investment advisory fees payable to the Manager and the Subadvisor will be higher than if the Fund did not use leverage; and

•	leverage may increase operating costs, which may reduce total return.
Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Subadvisor does not believe that these covenants or guidelines will impede them from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
The Fund may invest in the securities of other investment companies. Such securities may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the net asset value of the Fund’s common shares and the returns to the Common Shareholders. For more information on leverage, please see “Leverage” earlier in this prospectus.
Portfolio Management Risk:
The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. There is no guarantee that the investment objective of the Fund will be achieved. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager and/or Subadvisor to restrict or prohibit participation in certain investments. In such circumstances, the Subadvisor may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. The Fund is also subject to the risk that deficiencies in the internal systems or controls of the Manager and/or Subadvisor or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value. Additionally, actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Subadvisor and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. There also can be no assurance that all of the personnel of the Subadvisor will continue to be associated with the Subadvisor for any length of time. The loss of services of one or more key employees of the Subadvisor could have an adverse impact on the Fund’s ability to realize its investment objective.
In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculations of its NAV, and such NAV calculation issues may result in inaccurately calculated NAVs, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.
Reinvestment Risk:
Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s NAV and/or a Common Shareholder’s overall returns. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Common Shares.
Repurchase Offers Risk:
As described under “Periodic Repurchase Offers” above, the Fund is an “interval fund” and, in order to provide liquidity to Common Shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. In each quarter, such repurchase offers will be for at least 5%
and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act.
The Fund currently expects to conduct quarterly repurchase offers for 10% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if Common Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and Common Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Common Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Common Shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Common Shareholders may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to Common Shareholders.
Tax Risk:
The Fund has elected to elect to be treated and to qualify each year as a RIC under the Code. As a RIC, the Fund is not expected to be subject to U.S. federal income tax if it complies with certain income, distribution and diversification requirements. If the Fund fails to qualify as a RIC, subject to certain cure provisions, the Fund would be subject to U.S. federal income tax at the corporate income tax rate. The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates and rules. Because interest income from municipal securities is normally not subject to U.S. regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax exempt status of interest income from municipal securities. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax exempt or tax-deferred
accounts or for investors who are not sensitive to the federal income tax consequences of their investments. The Fund’s investment in AMT Bonds may trigger adverse tax consequences for Fund shareholders who are subject to the federal alternative minimum tax. If you are, or as a result of investment in the Fund would become, subject to the federal alternative minimum tax, the Fund may not be a suitable investment for you. In addition, distributions of taxable ordinary income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be taxable as long-term capital gains. Interest income on municipal securities also may be subject to state and local income taxes. See “Tax Matters.”
Alternative Minimum Tax Risk:
The Fund may invest in AMT Bonds. Therefore, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. AMT Bonds may be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. Furthermore, broader economic slowdowns, reduced business activity, or regulatory changes could impair the facilities that generate the revenues supporting AMT Bonds, particularly where declines in general business activity undermine the viability of facilities that are the bonds’ sole revenue source.
Taxability Risk:
The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income under the regular U.S. federal income tax, and the Subadvisor will not independently verify that opinion. Subsequent to the Fund’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. In addition, the Fund’s investment in TOBs includes the risk that the Fund might not be considered the owner for federal income tax purposes of the municipal obligations underlying a TOB and thus would not be permitted to treat income derived from the TOB as exempt from federal income taxes. Further, under some circumstances, the creation of a TOB could be considered a reissuance of the underlying municipal obligations, which might not satisfy the then current requirements for a tax-exempt
obligation. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including derivatives transactions, may result in the receipt of taxable income or gains by the Fund.
Inflation/Deflation Risk:
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Currently, inflation rates are elevated relative to normal market conditions and could increase. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Common Shares.
Insurance Risk:
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have incurred significant losses as a result of exposure to sub-prime
mortgages and other lower credit quality investments. As a result, such losses reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Common Shares represented by such insured obligation.
Tender Option Bond Regulatory Risk:
The federal banking regulators, the SEC and the CFTC in recent years have adopted rules and regulations that have impacted or may impact TOB trusts and securities issued by such trusts, including most notably the so-called
“Volcker Rule”, added to the Bank Holding Company Act of 1956 with the adoption of the Dodd-Frank Act. The Volcker Rule places certain restrictions on the ability of any “banking entity” to sponsor, acquire interests in and engage in certain activities with a TOB trust. As a result, certain activities to support the remarketing of floating rate certificates undertaken by banking entities, in their role as remarketing agents or liquidity providers to TOB trusts, before the compliance date for the Volcker Rule, are no longer permitted under the standard TOB trust structure. To be compliant with the Volcker Rule, the standard TOB trust structure has been modified since the Rule’s adoption (i) to shift certain rights and responsibilities from the remarketing agent and liquidity provider to the owners of the inverse floating rate securities such as the Fund itself, and (ii) to change the way in which liquidity is provided to support remarketing of the floating rate securities. Holders of the inverse floating rate securities, including the Fund, may delegate many of these responsibilities to a third party administrator, which would generate additional costs relative to the standard TOB trust structure. The total impact of these modifications remains to be fully seen, but the operational and structural changes associated with these modifications may make early unwinds of TOB trusts in adverse market scenarios more likely, may make the use of TOB trusts more expensive and, overall, may make it more difficult to use TOB trusts to effectively leverage municipal investments to the extent that the Fund may desire. In addition, these modifications have raised or may raise other regulatory issues that may require further refinement to the structure, may impede the future use of TOB trusts as a means of financing leverage, or may increase future costs of
TOB-based
leverage.
Non-Diversified
Status Risk:
The Fund is a
non-diversified,
closed-end
management investment company registered under the 1940 Act. A non-diversified
fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. A non-diversified
fund may select its investments from a relatively small pool of issuers consistent with its stated investment objective and policies. An investment in a non-diversified
fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer or small number of issuers may cause greater fluctuations in the value of the fund’s shares.
Large Investments or Repurchases by Shareholders Risk:
From time to time, a Fund may receive large purchase orders or repurchase requests from investors. Such large transactions could have adverse effects on performance if the Fund is required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase transaction costs. Certain shareholders, including clients or affiliates of the Manager and/or other funds managed by the Manager or its affiliates, may from time to time own or control a significant percentage of a Fund’s shares. Repurchases by these shareholders of their shares may further increase the liquidity risk and may otherwise adversely impact the Fund. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients and other shareholders whose buy-sell
decisions are controlled by a single decision-maker. For more information, please see “Principal Risks of the Fund—Liquidity and Valuation Risk.”
Preferred Stock Risk:
Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.
Recent Market Conditions:
Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.
Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Such policy changes may adversely affect the value, volatility and liquidity of instruments in which the Fund invests.
Ukraine has experienced ongoing military conflict, most recently in February 2022 when Russia invaded Ukraine; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.
The ongoing trade war between China and the United States, including the imposition of tariffs by each country on the other country’s products, has created a tense political environment. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
The impact of these developments in the near- and long-term is unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.
Regulatory Risk:
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments, and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices. Certain regulatory authorities may also prohibit or restrict the ability of the Fund to engage in certain derivative transactions or short-selling of certain securities. Although there continues to be uncertainty about the full impact of these and other regulatory changes, the Fund may be subject to a more complex regulatory framework, and incur additional costs to comply with new requirements as well as to monitor for compliance with any new requirements going forward.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the Fund is regulated. Neither New York Life Investment Management nor the Subadvisor can predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective. The Fund’s activities may be limited or restricted because of laws and regulations applicable to the Manager, the Subadvisor or the Fund.
Potential Conflicts of Interest Risk:
The Manager, the Subadvisor and their affiliates are involved with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Manager, the Subadvisor and their affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Manager, the Subadvisor and their affiliates intend to engage in such activities and may receive compensation from third parties for their services. The Manager, the Subadvisor and their affiliates have no obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Manager, the Subadvisor and their affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of the Fund’s affiliates, or another account managed by the Fund’s affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The Manager, the Subadvisor and their affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the funds managed by the Manager, the Subadvisor and their affiliates in a fair and equitable manner.
Operational and Cyber Security Risk:
The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures. Additionally, the Fund and its service providers are susceptible to risks resulting from breaches in cyber security, including the theft, corruption, destruction or denial of access to data maintained online or digitally, denial of service on websites and other disruptions. Successful cyber security breaches may adversely impact the Fund and its shareholders by, among other things, interfering with the processing of shareholder transactions, impacting the Fund’s ability to calculate its NAV, causing the release of confidential shareholder or Fund information, impeding trading, causing reputational damage and subjecting the Fund to fines, penalties or financial losses. The Fund seeks to reduce these operational and cyber security risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address. Additionally, technological developments such as the use of cloud-based service providers and/or services and the integration of artificial intelligence in systems and operations create new risks, which can be difficult to assess.
Anti-Takeover Provisions:
The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end
status. See “Certain Provisions in the Declaration of Trust and
By-Laws.”

Effects of Leverage [Text Block]
Effects of Leverage
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common shares total return during the Fund’s first full year of operations, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. Specifically, the table is intended to illustrate the amplified effect leverage may have on common shares total returns based on the performance of the Fund’s underlying assets,
 i.e., gains or losses will be greater than they otherwise would be without the use of leverage. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Principal Risks of the Fund.”
The table further reflects the issuance of leverage representing 25% of the Managed Assets (including assets attributable to such leverage), net of expenses, and an annual interest rate on the Fund’s currently projected leverage of 5.34% (based on interest rates on the Fund’s leverage as of October 31, 2025). The Fund must experience an annual return of 1.78% in order to cover the rate of annual interest and dividend payments on TOBs.
The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as certain derivative instruments and investments in inverse floating rate securities.
The numbers are merely estimates, used for illustration. The costs of leverage may vary frequently and may be significantly higher or lower than the estimated rate. The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Portfolio Total Return (net of expenses)	(14.34)%	(7.68)%	1.01%	5.66%	12.32%
Common Shares Total Return	(15.11)%	(8.45)%	(1.78)%	4.89%	11.55%
Common Share total return is composed of two elements—the distributions paid by the Fund to Common Shareholders (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any Preferred Shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of the Fund’s portfolio and not the actual performance of the Fund’s Common Shares, the value of which is determined by market forces and other factors. Should the Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund’s investment objective and policies. As noted above, the Fund’s willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors.

Effects of Leverage [Table Text Block]
The numbers are merely estimates, used for illustration. The costs of leverage may vary frequently and may be significantly higher or lower than the estimated rate. The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.

Assumed Portfolio Total Return (net of expenses)	(14.34)%	(7.68)%	1.01%	5.66%	12.32%
Common Shares Total Return	(15.11)%	(8.45)%	(1.78)%	4.89%	11.55%

Return at Minus Ten [Percent]	(15.11%)
Return at Minus Five [Percent]	(8.45%)
Return at Zero [Percent]	(1.78%)
Return at Plus Five [Percent]	4.89%
Return at Plus Ten [Percent]	11.55%
Effects of Leverage, Purpose [Text Block]	Common Share total return is composed of two elements—the distributions paid by the Fund to Common Shareholders (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any Preferred Shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of the Fund’s portfolio and not the actual performance of the Fund’s Common Shares, the value of which is determined by market forces and other factors. Should the Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund’s investment objective and policies. As noted above, the Fund’s willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Description of Shares and Debt
Common Shares
The Fund’s Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.001 per share and, subject to differences between classes, have equal rights to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Fund currently has four classes of Common Shares: Class I Shares, Class A1 Shares, Class A2 Shares and Class A3 Common Shares. The Fund may offer additional classes of Common Shares in the future pursuant to exemptive relief from the SEC. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses” above. Certain share class details are set forth in “Plan of Distribution” below. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed under “Certain Provisions in the Declaration of Trust and
By-Laws,”
non-assessable,
and will have no preemptive or conversion rights, except as the Board of Trustees may otherwise determine, or rights to cumulative voting. The Declaration of Trust provides that each whole Common Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Common Share shall be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. The Fund does not intend to hold annual meetings of shareholders. If the Fund issues Preferred Shares, the Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions. The Fund pays monthly dividends, typically on the first business day of the following month.
The Fund will make available unaudited reports at least semiannually and audited financial statements annually to all of its Common Shareholders.
The Common Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Common Shares.
The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of December 31, 2025:

Title of Class	Authorized Amount	Amount Held by the Fund or for its Account	Amount Outstanding
Class I Shares	Unlimited	0	6,462,461
Class A1 Shares	Unlimited	0	2,642
Class A2 Shares	Unlimited	0	3,440,250
Class A3 Shares	Unlimited	0	2,632
Preferred Shares
The Fund’s Declaration of Trust authorizes the issuance of an unlimited number of Preferred Shares in one or more classes or series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders. The terms of any Preferred Shares that may be issued by the Fund may be the same as, or different from, the terms described below, subject to applicable law and the Declaration of Trust.
Under the 1940 Act, the Fund is not permitted to issue “senior securities” that are Preferred Shares if, immediately after the issuance of Preferred Shares, the asset coverage ratio would be less than 200%. See “Leverage.” Additionally, the Fund will generally not be permitted to purchase any of its Common Shares or declare dividends (except a dividend payable in Common Shares) or other distributions on its Common Shares unless, at the time of such purchase or declaration, the asset coverage ratio with respect to such Preferred Shares, after taking into account such purchase or distribution, is at least 200%.
Any Preferred Shares issued by the Fund will have priority over the Common Shares. For so long as any Preferred Shares are outstanding, the Fund will not: (1) declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (2) call for repurchase, repurchase, purchase or otherwise acquire for consideration any Common Shares, or (3) pay any proceeds of the liquidation of the Fund in respect of the Common Shares, unless, in each case, (A) immediately thereafter, the Fund shall be in compliance with the 200% asset coverage limitations set forth under the 1940 Act after deducting the amount of such dividend or other distribution or repurchase or purchase price or liquidation proceeds and (B) all cumulative dividends and other distributions of shares of all series of Preferred Shares of the Fund due on or prior to the date of the applicable dividend, distribution, repurchase, purchase or acquisition shall have been declared and paid.
Distribution Preference.
Any Preferred Shares would have complete priority over the Common Shares as to distribution of assets.
Liquidation Preference.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Preferred Shares would be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into another entity or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.
Voting Rights.
In connection with any issuance of Preferred Shares, the Fund must comply with Section 18(i) of the 1940 Act, which requires, among other things, that Preferred Shares be voting shares and have equal voting rights with Common Shares. Except as otherwise indicated in the SAI, as otherwise determined by the Board or as otherwise required by applicable law, holders of Preferred Shares would vote together with Common Shareholders as a single class.
In connection with the election of the Fund’s trustees, holders of Preferred Shares, voting as a separate class, would be entitled to elect two of the Fund’s trustees, and the remaining trustees would be elected by Common Shareholders and holders of Preferred Shares, voting together as a single class. In addition, if at any time dividends on the Fund’s outstanding Preferred Shares would be unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding Preferred Shares, voting as a separate class, would be entitled to elect a majority of the Fund’s trustees until all dividends in arrears have been paid or declared and set apart for payment.
The affirmative vote of the holders of a majority of the Fund’s outstanding Preferred Shares of any class or series, as the case may be, voting as a separate class, would be required to, among other things, (1) take certain actions that would affect the preferences, rights, or powers of such class or series or (2) authorize or issue any class or series ranking prior to the Preferred Shares. Except as may otherwise be required by law, (1) the affirmative vote of the holders of at least two-thirds
of the Fund’s Preferred Shares outstanding at the time, voting as a separate class, would be required to approve any conversion of the Fund from a closed-end
to an
open-end
investment company and (2) the affirmative vote of the holders of at least two-thirds
of the outstanding Preferred Shares, voting as a separate class, would be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares; provided however, that such separate class vote would be a majority vote if the action in question has previously been approved, adopted or authorized by the affirmative vote of two-thirds
of the total number of trustees fixed in accordance with the Declaration of Trust or the
By-laws.
The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, would be required to approve any action not described in the preceding sentence requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Fund’s investment objective or changes in the investment restrictions described as fundamental policies under “Investment Restrictions” in the SAI. The class or series vote of holders of Preferred Shares described above would in each case be in addition to any separate vote of the requisite percentage of Common Shares and Preferred Shares necessary to authorize the action in question.
The foregoing voting provisions would not apply with respect to the Fund’s Preferred Shares if, at or prior to the time when a vote was required, such shares would have been (1) redeemed or (2) called for redemption and sufficient funds would have been deposited in trust to effect such redemption.
Redemption, Purchase and Sale of Preferred Shares.
The terms of the Preferred Shares may provide that they are redeemable by the Fund at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends, that the Fund may tender for or purchase Preferred Shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund would reduce the leverage applicable to Common Shares, while any resale of such shares by the Fund would increase such leverage.

Security Voting Rights [Text Block]
Voting Rights.
	In connection with any issuance of Preferred Shares, the Fund must comply with Section 18(i) of the 1940 Act, which requires, among other things, that Preferred Shares be voting shares and have equal voting rights with Common Shares. Except as otherwise indicated in the SAI, as otherwise determined by the Board or as otherwise required by applicable law, holders of Preferred Shares would vote together with Common Shareholders as a single class.
Security Liquidation Rights [Text Block]
Liquidation Preference.
	In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Preferred Shares would be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into another entity or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.
Outstanding Securities [Table Text Block]
The following table shows, for each class of authorized securities of the Fund, the amount of (i) shares authorized and (ii) shares outstanding, each as of December 31, 2025:

Title of Class	Authorized Amount	Amount Held by the Fund or for its Account	Amount Outstanding
Class I Shares	Unlimited	0	6,462,461
Class A1 Shares	Unlimited	0	2,642
Class A2 Shares	Unlimited	0	3,440,250
Class A3 Shares	Unlimited	0	2,632

Municipal Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Bond Risk:
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. Additional risks include:

•	General Obligation Bonds Risk —timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

•
Revenue Bonds (including Industrial Development Bonds) Risk
—timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

•
Private Activity Bonds Risk
—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

•
Moral Obligation Bonds Risk
—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

•
Municipal Notes Risk
—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

Municipalities may experience political, economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties as well as economic, regulatory or political developments in the municipal securities market and economic and societal events, such as infectious diseases and increased unemployment. Actions that municipalities may take in response to such events could result in disruption or reduced operations and productivity for businesses, thereby causing reduced tax revenues and increased budgetary pressures, which may adversely affect the issuer’s financial condition or ability to meet its financial obligations. Such events and uncertainties or developments could cause increased volatility and reduced liquidity in the municipal securities market and could negatively impact the Fund’s net asset value and/or the distributions paid by the Fund.
Certain of the issuers in which the Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades

To be tax exempt, municipal bonds must meet certain regulatory requirements. If a municipal bond fails to meet such requirements, the interest received by the Fund from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a municipal bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which would cause a portion of prior distributions made by the Fund to be taxable to shareholders in the year of receipt.

Municipal Bond Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Bond Focus Risk:
From time to time the Fund may invest a substantial amount of its assets in municipal bonds on which interest is paid solely from revenues of similar projects. If the Fund focuses its investments in this manner, it assumes the legal and economic risks relating to such projects, which may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political or regulatory occurrences impacting these particular cities, states or regions.

Special Situations Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situations Municipal Securities Risk:
The availability of special situations municipal securities that present attractive investment opportunities has historically been sporadic and may in the future be rare or at times non-existent.
As such, the portion of the Fund’s assets invested in special situations municipal securities may fluctuate significantly over time according to the availability of attractive special situations municipal securities opportunities. At times when the portion of the Fund’s assets invested in special situations municipal securities is low, due to lack of availability of special situations municipal securities or otherwise, that low level exposure to such securities may impede the Fund’s ability to fully pursue its investment objective.
Special situations municipal securities present both unusual opportunities and challenges. The ability of the Fund to capitalize on its investments in special situations municipal securities will be dependent on several factors including, but not limited to, the Subadvisor’s ability (1) to select special situations municipal securities to invest in that have good prospects for improving their creditworthiness over time, or otherwise experiencing price improvement; (2) to manage the various special situations municipal securities’ credits through the recovery process, including work-outs, buyouts and bankruptcies; (3) to buy attractively-priced special situations municipal securities that have the potential to appreciate significantly in value or minimize losses, depending on market conditions; and (4) to liquidate its investments in special situations municipal securities, either by selling such securities to other investors at attractive prices, or by receiving cash, securities or other assets of value after and as a result of a work-out
or the issuer’s emergence from bankruptcy.
The Subadvisor’s ability to succeed in these efforts will require skills and techniques that are different from or in addition to the skills and techniques used by a typical municipal investment manager. There is no assurance that the Subadvisor will succeed in its efforts, or that market circumstances will end up being favorable to deriving outsized returns from investments in special situations municipal securities.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk:
Issuers of fixed income securities in which the Fund may invest may default, or may be in default at the time of purchase, on their obligations to pay principal or interest when due. This non-payment
would result in a reduction of income to the Fund, a reduction in the value of a fixed income security experiencing non-payment
and, potentially, a decrease in the NAV of the Fund. To the extent that the credit rating assigned to a fixed income security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk:
Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding debt securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a debt security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk:
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, major litigation, investigations or other controversies, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage or reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk:
Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors (including responses to government actions or interventions) for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased requests for repurchases of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Common Shares and adversely affect the Fund and its investments.

High Yield Municipal Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High-Yield Municipal Bond Risk:
 High-yield or
non-investment
grade municipal bonds (commonly referred to as “junk bonds”) may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such bonds at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk:
The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Private Placement And Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Placement and Restricted Securities Risk:
The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Liquidity And Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity and Valuation Risk:
The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any repurchase or the number of shares an investor receives upon purchase. The Fund is subject to the risk that it could not meet repurchase requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. To meet repurchase requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s performance. These risks are heightened for fixed income instruments in a changing interest rate environment.

Variable Rate Demand Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Variable Rate Demand Instruments Risk:
A variable rate demand instrument is generally subject to certain of the risks associated with debt securities. Variable rate demand instruments are also subject to potential delays between the instrument’s periodic interest rate reset and an intervening rise in general interest rates, which could adversely affect the Fund. In addition, these instruments are subject to the risk that, if not held to maturity, the Fund will be subject to the credit risk of any third party supporting or providing the instrument’s demand feature, as well as the risk that such third party’s obligations may terminate or that it may otherwise fail to meet such obligations.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk:
Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument.

Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Fund’s investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Fund. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies Risk:
The Fund may invest in securities of other investment companies, including other closed-end
or
open-end
investment companies (including ETFs). With respect to listed closed-end
funds and ETFs, the market value of their shares may differ from the NAV of the particular fund. To the extent the Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities. In addition, if the Fund invests in such investment companies or investment funds, the Fund’s shareholders will bear not only their proportionate share of the expenses of the Fund, but also will indirectly bear similar expenses of the underlying investment company. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein. The NAV and market value of leveraged shares will be more volatile and the yield to stockholders will tend to fluctuate more than the yield generated by unleveraged shares. Other investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in other investment companies, the Fund will be dependent upon the investment and research abilities of persons other than the Subadvisor.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk:
The use of leverage creates an opportunity for increased Common Share net investment income dividends, but also creates risks for the Common Shareholders. Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater changes in the Fund’s NAV. The Fund will also have to pay interest on its borrowings, if any, which may reduce the Fund’s return. This interest expense may be greater than the Fund’s return on the underlying investment. The Fund’s leveraging strategy may not be successful.
The Fund uses leverage through the use of proceeds received from TOB transactions.
If the Fund enters into a credit facility, the Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund would also likely have to indemnify the lenders under the credit facility against liabilities they may incur in connection therewith. In addition, the Fund expects that any credit facility would contain covenants that, among other things, likely would limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change certain of its investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. The Fund may be required to pledge its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses.
Although it does not currently contemplate doing so, the Fund may in the future issue Preferred Shares as a form of financial leverage. Any such Preferred Shares of the Fund would be senior to the Common Shares, such that holders of Preferred Shares would have priority over the distribution of the Fund’s assets, including dividends and liquidating distributions. If Preferred Shares are issued and outstanding, holders of the Preferred Shares would elect two trustees of the Fund, voting separately as a class.
The Fund anticipates that the money borrowed for investment purposes will pay interest based on shorter-term interest rates that would be periodically reset. So long as the Fund’s portfolio provides a higher rate of return, net of expenses, than the interest rate on borrowed money as reset periodically, the leverage may cause the Common Shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, long-term and/or short-term rates rise, the interest rate on borrowed money could exceed the rate of return on securities held by the Fund, reducing return to the Common Shareholders. Recent developments in the credit markets may adversely affect the ability of the Fund to borrow for investment purposes and may increase the costs of such borrowings, which would reduce returns to the Common Shareholders.
There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for common shareholders, including:

•	the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;

•
the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any other leverage that the Fund must pay will reduce the return to the Common Shareholders;

•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares;

•	when the Fund uses leverage, the investment advisory fees payable to the Manager and the Subadvisor will be higher than if the Fund did not use leverage; and

•	leverage may increase operating costs, which may reduce total return.
Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Subadvisor does not believe that these covenants or guidelines will impede them from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
The Fund may invest in the securities of other investment companies. Such securities may also be leveraged, and will therefore be subject to the leverage risks described above. This additional leverage may in certain market conditions reduce the net asset value of the Fund’s common shares and the returns to the Common Shareholders. For more information on leverage, please see “Leverage” earlier in this prospectus.

Portfolio Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Management Risk:
The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. There is no guarantee that the investment objective of the Fund will be achieved. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause the Manager and/or Subadvisor to restrict or prohibit participation in certain investments. In such circumstances, the Subadvisor may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent the Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. The Fund is also subject to the risk that deficiencies in the internal systems or controls of the Manager and/or Subadvisor or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent the Fund from purchasing a security expected to appreciate in value. Additionally, actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Subadvisor and each individual portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. There also can be no assurance that all of the personnel of the Subadvisor will continue to be associated with the Subadvisor for any length of time. The loss of services of one or more key employees of the Subadvisor could have an adverse impact on the Fund’s ability to realize its investment objective.
In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculations of its NAV, and such NAV calculation issues may result in inaccurately calculated NAVs, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. The Fund may be unable to recover any losses associated with such failures.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk:
Income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the Fund’s NAV and/or a Common Shareholder’s overall returns. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons. A decline in income received by the Fund from its investments is likely to have a negative effect on dividend levels, NAV and/or overall return of the Common Shares.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk:
As described under “Periodic Repurchase Offers” above, the Fund is an “interval fund” and, in order to provide liquidity to Common Shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. In each quarter, such repurchase offers will be for at least 5%
and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act.
The Fund currently expects to conduct quarterly repurchase offers for 10% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if Common Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and Common Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Common Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Common Shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Common Shareholders may be subject to market and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to Common Shareholders.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk:
The Fund has elected to elect to be treated and to qualify each year as a RIC under the Code. As a RIC, the Fund is not expected to be subject to U.S. federal income tax if it complies with certain income, distribution and diversification requirements. If the Fund fails to qualify as a RIC, subject to certain cure provisions, the Fund would be subject to U.S. federal income tax at the corporate income tax rate. The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates and rules. Because interest income from municipal securities is normally not subject to U.S. regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax exempt status of interest income from municipal securities. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax exempt or tax-deferred
accounts or for investors who are not sensitive to the federal income tax consequences of their investments. The Fund’s investment in AMT Bonds may trigger adverse tax consequences for Fund shareholders who are subject to the federal alternative minimum tax. If you are, or as a result of investment in the Fund would become, subject to the federal alternative minimum tax, the Fund may not be a suitable investment for you. In addition, distributions of taxable ordinary income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as “qualified dividend income”), and capital gain dividends will be taxable as long-term capital gains. Interest income on municipal securities also may be subject to state and local income taxes. See “Tax Matters.”

Alternative Minimum Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Alternative Minimum Tax Risk:
The Fund may invest in AMT Bonds. Therefore, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. AMT Bonds may be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. Furthermore, broader economic slowdowns, reduced business activity, or regulatory changes could impair the facilities that generate the revenues supporting AMT Bonds, particularly where declines in general business activity undermine the viability of facilities that are the bonds’ sole revenue source.

Taxability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Taxability Risk:
The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income under the regular U.S. federal income tax, and the Subadvisor will not independently verify that opinion. Subsequent to the Fund’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. In addition, the Fund’s investment in TOBs includes the risk that the Fund might not be considered the owner for federal income tax purposes of the municipal obligations underlying a TOB and thus would not be permitted to treat income derived from the TOB as exempt from federal income taxes. Further, under some circumstances, the creation of a TOB could be considered a reissuance of the underlying municipal obligations, which might not satisfy the then current requirements for a tax-exempt
obligation. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including derivatives transactions, may result in the receipt of taxable income or gains by the Fund.

Inflation Or Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk:
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. Currently, inflation rates are elevated relative to normal market conditions and could increase. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Common Shares.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk:
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have incurred significant losses as a result of exposure to sub-prime
mortgages and other lower credit quality investments. As a result, such losses reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Common Shares represented by such insured obligation.

Tender Option Bond Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tender Option Bond Regulatory Risk:
The federal banking regulators, the SEC and the CFTC in recent years have adopted rules and regulations that have impacted or may impact TOB trusts and securities issued by such trusts, including most notably the so-called
“Volcker Rule”, added to the Bank Holding Company Act of 1956 with the adoption of the Dodd-Frank Act. The Volcker Rule places certain restrictions on the ability of any “banking entity” to sponsor, acquire interests in and engage in certain activities with a TOB trust. As a result, certain activities to support the remarketing of floating rate certificates undertaken by banking entities, in their role as remarketing agents or liquidity providers to TOB trusts, before the compliance date for the Volcker Rule, are no longer permitted under the standard TOB trust structure. To be compliant with the Volcker Rule, the standard TOB trust structure has been modified since the Rule’s adoption (i) to shift certain rights and responsibilities from the remarketing agent and liquidity provider to the owners of the inverse floating rate securities such as the Fund itself, and (ii) to change the way in which liquidity is provided to support remarketing of the floating rate securities. Holders of the inverse floating rate securities, including the Fund, may delegate many of these responsibilities to a third party administrator, which would generate additional costs relative to the standard TOB trust structure. The total impact of these modifications remains to be fully seen, but the operational and structural changes associated with these modifications may make early unwinds of TOB trusts in adverse market scenarios more likely, may make the use of TOB trusts more expensive and, overall, may make it more difficult to use TOB trusts to effectively leverage municipal investments to the extent that the Fund may desire. In addition, these modifications have raised or may raise other regulatory issues that may require further refinement to the structure, may impede the future use of TOB trusts as a means of financing leverage, or may increase future costs of
TOB-based
leverage.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified
Status Risk:
The Fund is a
non-diversified,
closed-end
management investment company registered under the 1940 Act. A non-diversified
fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. A non-diversified
fund may select its investments from a relatively small pool of issuers consistent with its stated investment objective and policies. An investment in a non-diversified
fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer or small number of issuers may cause greater fluctuations in the value of the fund’s shares.

Large Investments or Repurchases by Shareholders Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Investments or Repurchases by Shareholders Risk:
From time to time, a Fund may receive large purchase orders or repurchase requests from investors. Such large transactions could have adverse effects on performance if the Fund is required to sell securities, invest cash or hold significant cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase transaction costs. Certain shareholders, including clients or affiliates of the Manager and/or other funds managed by the Manager or its affiliates, may from time to time own or control a significant percentage of a Fund’s shares. Repurchases by these shareholders of their shares may further increase the liquidity risk and may otherwise adversely impact the Fund. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients and other shareholders whose buy-sell
decisions are controlled by a single decision-maker. For more information, please see “Principal Risks of the Fund—Liquidity and Valuation Risk.”

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock Risk:
Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund’s investments to decline.

Recent Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recent Market Conditions:
Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.
Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Such policy changes may adversely affect the value, volatility and liquidity of instruments in which the Fund invests.
Ukraine has experienced ongoing military conflict, most recently in February 2022 when Russia invaded Ukraine; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.
The ongoing trade war between China and the United States, including the imposition of tariffs by each country on the other country’s products, has created a tense political environment. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
The impact of these developments in the near- and long-term is unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk:
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments, and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices. Certain regulatory authorities may also prohibit or restrict the ability of the Fund to engage in certain derivative transactions or short-selling of certain securities. Although there continues to be uncertainty about the full impact of these and other regulatory changes, the Fund may be subject to a more complex regulatory framework, and incur additional costs to comply with new requirements as well as to monitor for compliance with any new requirements going forward.
At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the Fund is regulated. Neither New York Life Investment Management nor the Subadvisor can predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective. The Fund’s activities may be limited or restricted because of laws and regulations applicable to the Manager, the Subadvisor or the Fund.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk:
The Manager, the Subadvisor and their affiliates are involved with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Manager, the Subadvisor and their affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Manager, the Subadvisor and their affiliates intend to engage in such activities and may receive compensation from third parties for their services. The Manager, the Subadvisor and their affiliates have no obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Manager, the Subadvisor and their affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of the Fund’s affiliates, or another account managed by the Fund’s affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The Manager, the Subadvisor and their affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the funds managed by the Manager, the Subadvisor and their affiliates in a fair and equitable manner.

Operational And Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational and Cyber Security Risk:
The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures. Additionally, the Fund and its service providers are susceptible to risks resulting from breaches in cyber security, including the theft, corruption, destruction or denial of access to data maintained online or digitally, denial of service on websites and other disruptions. Successful cyber security breaches may adversely impact the Fund and its shareholders by, among other things, interfering with the processing of shareholder transactions, impacting the Fund’s ability to calculate its NAV, causing the release of confidential shareholder or Fund information, impeding trading, causing reputational damage and subjecting the Fund to fines, penalties or financial losses. The Fund seeks to reduce these operational and cyber security risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address. Additionally, technological developments such as the use of cloud-based service providers and/or services and the integration of artificial intelligence in systems and operations create new risks, which can be difficult to assess.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions:
The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end
status. See “Certain Provisions in the Declaration of Trust and
By-Laws.”

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk:
Interest rate risk is the risk that the value of the Fund’s investments in fixed income or debt securities will change because of changes (or the anticipation of changes) in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. The Fund may be subject to heightened interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve adjusts a quantitative easing program and/or changes rates. Changing interest rates (or the expectation of such changes), including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	30 Hudson Street
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
Contact Personnel Name	J. Kevin Gao, Esq.
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Other Transaction Expense 3 [Percent]	2.00%	[2]
Management Fees [Percent]	0.91%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.70%	[3],[5]
Distribution/Servicing Fees [Percent]	0.00%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.54%	[3],[6]
Total Annual Expenses [Percent]	2.15%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.40%)	[3],[7]
Net Expense over Assets [Percent]	1.75%	[3],[7]
Expense Example, Year 01	$ 18	[8]
Expense Example, Years 1 to 3	63	[8]
Expense Example, Years 1 to 5	112	[8]
Expense Example, Years 1 to 10	$ 245	[8]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	6,462,461
Class A1 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.00%	[9]
Other Transaction Expense 2 [Percent]	0.00%
Other Transaction Expense 3 [Percent]	2.00%	[2]
Management Fees [Percent]	0.91%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.70%	[3],[5]
Distribution/Servicing Fees [Percent]	0.50%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.54%	[3],[6]
Total Annual Expenses [Percent]	2.65%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.40%)	[3],[7]
Net Expense over Assets [Percent]	2.25%	[3],[7]
Expense Example, Year 01	$ 62	[8]
Expense Example, Years 1 to 3	106	[8]
Expense Example, Years 1 to 5	163	[8]
Expense Example, Years 1 to 10	$ 317	[8]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A1 Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	2,642
Class A2 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Other Transaction Expense 3 [Percent]	2.00%	[2]
Management Fees [Percent]	0.91%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.70%	[3],[5]
Distribution/Servicing Fees [Percent]	0.50%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.60%	[3],[6]
Total Annual Expenses [Percent]	2.71%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.46%)	[3],[7]
Net Expense over Assets [Percent]	2.25%	[3],[7]
Expense Example, Year 01	$ 23	[8]
Expense Example, Years 1 to 3	80	[8]
Expense Example, Years 1 to 5	139	[8]
Expense Example, Years 1 to 10	$ 301	[8]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A2 Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	3,440,250
Class A3 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%
Other Transaction Expense 3 [Percent]	2.00%	[2]
Management Fees [Percent]	0.91%	[3],[4]
Interest Expenses on Borrowings [Percent]	0.70%	[3],[5]
Distribution/Servicing Fees [Percent]	0.75%	[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.54%	[3],[6]
Total Annual Expenses [Percent]	2.90%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.40%)	[3],[7]
Net Expense over Assets [Percent]	2.50%	[3],[7]
Expense Example, Year 01	$ 25	[8]
Expense Example, Years 1 to 3	86	[8]
Expense Example, Years 1 to 5	149	[8]
Expense Example, Years 1 to 10	$ 320	[8]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A3 Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	2,632
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	Percentage of Net Assets Attributable to Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares

[1]	While neither the Fund nor the Distributor impose an initial sales charge on Class I Shares, Class A2 Shares or Class A3 Shares, if you buy Class I Shares, Class A2 Shares or Class A3 Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.
[2]	The Fund does not currently charge a repurchase fee, however, the Fund may, in the future, impose repurchase fees of up to 2.00% on Common Shares accepted for repurchase that have been held for less than one year.
[3]	Reflects current operating levels as percentages of net assets attributable to Common Shares as of October 31, 2025.
[4]	The management fee paid by the Fund is equal to an annual rate of 0.75% of the average daily value of the Fund’s Managed Assets (defined as total assets of the Fund, including assets attributable to any form of leverage, minus liabilities (other than debt representing leverage and the aggregate liquidation preference of any Preferred Shares that may be outstanding)). The management fee estimate in the table is greater than 0.75% since it is computed as a percentage of the Fund’s net assets for presentation therein.
[5]	Interest Payments on Borrowed Funds are estimated to reflect actual leverage outstanding as of October 31, 2025 and estimated interest and associated costs. Actual Interest Payments on Borrowed Funds incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to the Manager.
[6]	Other Expenses are estimated for the current fiscal year based on the Fund’s fees and expenses as of October 31, 2025.
[7]	New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class I, 1.05%; Class A1, 1.55% Class A2, 1.55% and Class A3, 1.80%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the next term or upon approval of the Board.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated Interest Payments on Borrowed Funds set forth in the Annual Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all periods shown, and that all dividends and distributions are reinvested at NAV. The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Class I, Class A1, Class A2 and Class A3 Shares of the Fund, which are not reflected in the example.
[9]	Class A1 Shares purchased without a sales charge may be subject to a 1.00% contingent deferred sales charge if they are repurchased within 18 months of the date of purchase.